Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES:

	December 31
	2024	2023
Raw materials	343,240	261,192
Finished goods	50,953	3,276
Total	394,193	264,468

For the years ended December 31, 2024, 2023 and 2022, the Company wrote off inventory in the amount approximately $115 thousand, $33 thousand and $12 thousand, respectively, to cost of sales of specific inventory items that can no longer be used due to technological obsolescence as the market has introduced new drones. As of December 31, 2024 and December 31, 2023 the outstanding accrual for obsolescence inventory were $148 thousand and $33 thousand, respectively.